Operating Lease (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Summary of Operating Lease Right-of-use Assets and Operating Lease Liabilities

The operating lease right-of-use assets and the operating lease liabilities as of December 31, 2022 and 2023 were as follows:

	As of December 31,
	2022	2023
	US$	US$
Operating lease right-of-use assets	1,950,364	2,382,026

Operating lease liabilities, current	858,452	1,153,691
Operating lease liabilities, non-current	744,612	949,970
Total operating lease liabilities	1,603,064	2,103,661

Summary of Operating Lease Cost and Short-term Lease Cost

The operating lease cost and short-term lease cost for the years ended December 31, 2022 and 2023 were as follows:

	For the Year Ended December 31,
	2022	2023
	US$	US$
Operating lease cost	908,008	1,400,798
Short-term lease cost	1,032,818	703,521
Total lease cost	1,940,826	2,104,319

Summary of Maturities of Operating Lease Liabilities

Maturities of operating lease liabilities as of December 31, 2023 were as follows:

December 31, 2023
US$
2024	1,178,387
2025	1,011,618
2026 and thereafter	—
Total undiscounted lease payments	2,190,005
Less: imputed interest	(86,344)
Total operating lease liabilities	2,103,661